STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
OPERATING ACTIVITIES
Net income (loss) for the year	$ (167,809)	$ (606,346)	$ (521,394)
Adjustment to reconcile net loss to net cash used in operating activities:
Depreciation	0	(4,854)	7,776
Deferred tax recovery	0	0	3,857
Stock based compensation	1,056	(74,955)	25,841
Equity interest pick up	0	3,896	197,276
Gain on short term investment	0	(5,492)	0
Write-down equipment	0	0	506
Imputed interest	0	(8,051)	0
Loss on deconsolidation of subsidiaries	0	422,565	0
Foreign exchange gain (loss)	128,606	0	0
Changes in non-cash working capital items:
Accounts receivable	0	(21,278)	(12,230)
Prepaid expenses and deposits	(32)	5,127	(18,481)
Accounts payable and accrued liabilities	(41,979)	31,851	(6,747)
Deferred revenue	0	(16,200)	(15,520)
Net cash provided by (used in) operating activities	(80,158)	(273,737)	(339,116)
FINANCING ACTIVITIES:
Short term loan	0	(1,279,002)	(1,178,746)
Due to related parties	0	(20,223)	331,125
Net cash provided by financing activities	0	(1,299,225)	1,509,871
INVESTING ACTIVITIES:
Purchase of equipment	0	0	0
Short term investments	0	556,223	(274,778)
Cash received from deconsolidation of subsidiary	0	239,427	0
Cash reduced upon deconsolidation of subsidiary	0	(751,512)	0
Net cash provided by (used in) investing activities	0	44,138	(274,778)
Effect of exchange rate changes on cash and cash equivalents	(20,693)	281	13,449
Increase (decrease) in cash and cash equivalents	(100,851)	(1,528,543)	909,426
Cash and cash equivalents, beginning of year	186,757	1,715,300	805,874
Cash and cash equivalents, end of year	85,906	186,757	1,715,300
Supplemental disclosure of cash flow information
Cash paid for interest, net of interest capitalized	0	0	0
Cash paid for income taxes	$ 0	$ 0	$ 0